Revenue from contracts with customers - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from contracts with customers
Recognition of price differential	$ 20,531,095	$ 36,532,743	$ 11,335,453
Percentage of entity's revenue	100.00%	100.00%	100.00%
Black Gold Re Ltd. | Adoption of new standards | IFRS 17 Issuance contract
Revenue from contracts with customers
Increase in other foreign services revenues	$ 3,763
Terpel
Revenue from contracts with customers
Percentage of entity's revenue	10.00%	9.00%	11.00%
Others
Revenue from contracts with customers
Percentage of entity's revenue	10.00%
Cash flow hedging.
Revenue from contracts with customers
Result of hedges for future exports	$ (479,779)	$ (1,143,287)	$ (249,978)
Result from operations with derivative financial instruments	$ 11,372	$ (434,959)	$ (99,914)